INCOME TAXES	12 Months Ended
Jan. 31, 2013
INCOME TAXES [Text Block]

NOTE 12 – INCOME TAXES

Income tax expense has not been recognized for the years ended January 31, 2013, 2012 and 2011 and no taxes were payable at January 31, 2013 and 2012 as the Company has incurred losses since its inception. The actual income tax benefit differs from the expected amounts calculated by applying the combined income tax rates applicable in each jurisdiction to the Company’s loss before income taxes. The components of these differences are as follows:

	Year ended	Year ended	Year ended
	January 31,	January 31,	January 31,
	2013	2012	2011

Net loss for the year before income tax	$(7,906,000)	$(8,998,000)	$(5,164,000)
Combined federal and provincial tax rate	25%	26%	34%

Expected income tax recovery	(1,977,000)	(2,373,000)	(1,756,000)
Items not deductible for tax purposes	218,000	168,000	1,031,000
Adjustment to prior year’s net operating losses	39,000	-	76,000
Financing fees charged to equity	-	(247,000)	-
Effect of rate change	-	109,000	-
Net tax effect of assets recorded on re-domicile	-	(1,420,000)	-
Change in valuation allowance	1,742,119	3,763,000	649,000
Income tax provision	$22,119	$-	$-

At January 31, 2013 and 2012, the Company had the following deferred tax assets. The Company established a 100% valuation allowance, as management believes it is more likely than not that the deferred tax assets will not be realized.

	January 31,	January 31,
	2013	2012
Capital assets and cumulative eligible capital	$36,000	$46,000
Mineral resource expenditures	5,721,000	4,504,000
Financing costs	170,000	264,000
Non-capital losses-Canada	3,251,000	2,622,000
Less: valuation allowance	(9,178,000)	(7,436,000)
	$-	$-

The Company has mineral resources tax assets of approximately $22,876,000 for Canadian tax purposes. These tax assets may reduce resource income in future years, and the tax assets may be carried forward indefinitely under normal operating circumstances. The Company has available non-capital losses of approximately $13,005,000 for Canadian income tax purposes.

During the year ended January 31, 2013 the Company incurred $22,119 in minimum taxes in Argentina. These taxes can be carried forward for ten years and applied to reduce taxable income.

These losses may be carried forward to reduce taxable income in future years until they expire:

2015	$507,000
2026	910,000
2027	536,000
2028	586,000
2029	1,467,000
2030	2,131,000
2031	2,564,000
2032	1,822,000
2033	2,482,000
$13,005,000

At January 31, 2013, the Company has branch tax loss carry forwards in Argentina totaling approximately $3,688,000 that expire as follows:

2013	$189,000
2014	83,000
2015	258,000
2016	1,416,000
2017	1,742,000

$3,688,000

The non-capital losses available to carry forward in the United States as at January 31, 2011 expired as a result of the re-domicile of the Company to Canada from the United States on June 2, 2012.

The Company and its subsidiary file income tax returns in Canada and Argentina. These tax returns are subject to examination by local taxation authorities provided the tax years remain open to audit under the relevant statute of limitations. The following summarizses the open tax years by major jurisdiction:

Canada: 2011 to 2012
Argentina: 2012